Supplemental Cash Flow Information	12 Months Ended
Jun. 29, 2011
Supplemental Cash Flow Information
Supplemental Cash Flow Information
13.	SUPPLEMENTAL CASH FLOW INFORMATION

Cash paid for interest and income taxes is as follows (in thousands):

	2011	2010	2009
Income taxes, net of refunds	$38,340	$20,052	$5,219
Interest, net of amounts capitalized	25,810	23,923	34,473

Non-cash investing activities are as follows (in thousands):

	2011	2010	2009
Retirement of fully depreciated assets	$60,175	$45,854	$46,382